Related Party Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures
21	Related Party Disclosures
21.1	Parent and Ultimate Controlling Party

ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of ordinary shares in BioNTech. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which enabled it to exercise the majority of voting rights to pass resolutions at BioNTech’s Annual General Meeting, or AGM.

21.2	Transactions with Key Management Personnel

Key Management Personnel Compensation

Key management personnel at BioNTech has been defined as the members of the Management Board and of the Supervisory Board. Key management personnel compensation is comprised of the following:

Compensation of key management personnel of the Group
	Years ended December 31,
(in thousands)	2020	2019	2018
Short-term employee benefits incurred	€2,627	€1,847	€1,161
Short-term employee benefits accrued*	740	-	-
Share-based payments	20,700**	18,151	6,163
Total compensation paid to key management personnel	€24,067	€19,998	€7,324

*

Includes the fair value of the second installment of the short-term incentive compensation, which has been classified as cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments”. This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (January 1, 2020) until each separate determination date and are remeasured until settlement date.

**

Includes expenses from a bonus arrangement agreed with Ryan Richardson in advance of his appointment to the Management Board. During the year ended December 31, 2020, the arrangement was modified from an all-equity share-based payment arrangement into a partly cash and partly equity settled share-based payment arrangement including 4,534 ordinary shares which have not yet been issued.

In September 2019, BioNTech agreed to grant Prof. Ugur Sahin, M.D., BioNTech’s co-founder and Chief Executive Officer, an option to purchase 4,374,963 ordinary shares (see Note 17).

Management Board members participate in the Group’s ESOP program (see Note 17).

Key Management Personnel Transactions

A number of key management personnel, or their related parties, hold positions in other companies that result in them having control or significant influence over these companies. A number of these companies have entered into transactions with the Group during the year.

The Group purchases various goods and services from Translationale Onkologie an der Universitätsmedizin der Johannes Gutenberg-Universität Mainz gemeinnützige GmbH, or TRON, an institute which was co-founded by Prof. Ugur Sahin, M.D., the co-founder and Chief Executive Officer of BioNTech. Prof. Ugur Sahin, M.D. served as Managing Director at TRON until September 10, 2019 and currently serves as scientific advisor at TRON and as a Professor of Medicine at the University of Mainz. Additionally, Prof. Christoph Huber, M.D., a member of our Supervisory Board, served on TRON’s supervisory board until his resignation in April 2019. Prof. Ugur Sahin, M.D., our co-founder and Chief Executive Officer, owns a significant amount of shares in TRON.

The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Consulting services / patent assignment	€25	€56	€25
Purchases of various goods and services from TRON	10,105	9,968	11,160
Total	€10,130	€10,024	€11,185

The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in thousands)	December 31, 2020	December 31, 2019
Consulting service provider	€7	-
TRON	1,229	1,843
Total	€1,236	€1,843

21.3	Other Related Party Transactions

The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchases of various goods and services from entities controlled by ATHOS KG	€2,296	€2,071	€2,431
Purchases of property and other assets from entities controlled by ATHOS KG	2,349	-	4,748
Total	€4,645	€2,071	€7,179

The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in thousands)	December 31, 2020	December 31, 2019
ATHOS KG	€500	€51
Total	€500	€51

None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.